ACCOUNTS PAYABLE, NON-CURRENT (Details) - Schedule of accounts payable, non-current - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Trade And Other Payables Abstract
Aircraft and engine maintenance	$ 412,710	$ 513,544
Fleet (JOL)	190,225
Provision for vacations and bonuses	15,868	15,357
Other sundry liabilities	307	376
Total accounts payable, non-current	$ 619,110	$ 529,277	$ 1,673,010	$ 1,695,202,000